Leases - Carrying Amounts of ROU Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Land and improvements
DisclosureOfPropertyPlantAndEquipmentTable [Line Items]
Right-of-use assets	$ 63	$ 31
Building and leasehold/land improvements
DisclosureOfPropertyPlantAndEquipmentTable [Line Items]
Right-of-use assets	$ 435	$ 304